Item 1: Report to Shareholders

Short-Term Income Fund	November 30, 2006

The views and opinions in this report were current as of November 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Fellow Shareholders

We would like to take this opportunity to welcome shareholders to the fund, which commenced operations on September 29, 2006. Our reports typically cover the period for the preceding six months, and the market review here is for the six months ended November 30.

In a generally favorable environment for fixed-income securities, bonds produced excellent returns during the past six months, as they have through much of 2006. Treasuries and corporate bonds were particularly strong, but virtually all segments of the fixed-income market benefited from declining interest rates, moderating economic growth, and restrained inflation. Your fund produced a positive return during its first two months of operation.

MARKET ENVIRONMENT

Recent economic news has been mixed. Shipments of capital goods, excluding aircraft and defense-related material, fell in October due largely to plunging computer shipments. Manufacturing activity also declined to a level suggesting that the sector is contracting.

On a more positive note, the slowdown in manufacturing has not crossed over into the services sector, which continues to exhibit unexpected strength. The Institute for Supply Management reported that the nonmanufacturing segment of the economy expanded sharply in November, indicating that the economy is holding up better than some analysts had anticipated. In addition, the economy added 132,000 nonfarm jobs in November, reflecting ongoing strength in the labor market. The November unemployment rate inched up a notch to 4.5%, but that was largely due to more people entering the labor market. The Commerce Department reported that gross domestic product (GDP) grew at an annualized rate of 2.2% in the third quarter, an upward revision to earlier estimates.

Fed Chairman Ben Bernanke expressed his views on the economy in a speech he delivered in New York City in November. He said that economic growth has been moderating but he expects it to pick up in the second half of 2007. Inflation, however, remains uncomfortably high, which is likely to put pressure on the Federal Reserve to resume raising short-term interest rates if the current price trends continue.

The cumulative effect of the Federal Reserve’s long cycle of monetary tightening—which is at least temporarily on hold—appears to have achieved its goals. Housing activity is contracting and both consumer and business spending are moderating, putting the economy on its current course of below-trend growth that is likely to persist into the first half of 2007. Payroll employment growth is also on a slower track, and moderating energy prices have so far kept inflation within bounds, although at the upper end of the Fed’s range of tolerance.

PERFORMANCE

Your fund performed in line with the Lehman Brothers 1-3 Year U.S. Government/Credit Index and the Lipper peer group average during its first two months of operation. The fund’s net asset value at the end of the period was $5.01 per share. In future reports, we will discuss changes in net asset value and dividends generated by the portfolio. We will also cover performance attribution—the factors contributing to fund results relative to its benchmark index. The objective of the fund is to provide greater income than is available from a money market fund, but with a higher degree of principal risk.

The fund came into existence to help T. Rowe Price implement its short-term fixed-income allocation strategy. Our unique approach presents us with the opportunity to outperform cash investments, such as money market funds, over the long term by investing heavily in cash in a rising interest rate environment, and in short-term bonds in a stable or falling rate environment. The portfolio will be managed similarly to the T. Rowe Price Short-Term Bond Fund, except that it is more flexible in its ability to significantly shorten its duration when we deem it appropriate. (Duration is a measure of a portfolio’s sensitivity to changes in interest rates; see the glossary following this letter for a more detailed explanation.)

As originally structured, the fund is primarily available for use in the T. Rowe Price Retirement Funds and College Savings Plan. The introduction of this new fund provides us with a more efficient means of implementing our short-duration investment objectives than previously existed.

At the end of November, 31% of the portfolio was allocated to U.S. government agency bonds (including GNMAs and conventional pass-throughs and collateralized mortgage obligations); 26% to AAA securities; 12% to BBB; 9% to A; 5% to AA; and 17% to reserves.

OUTLOOK

The near-term prospects for the economy look promising, with the latest data reflecting moderating growth and contained inflation. Bond yields have been trading in a fairly narrow band over the past year, and we believe they will continue to do so until the outlooks for both economic growth and inflation become more clearly defined. Our current portfolio mix reflects our cautious view of the overall environment. Our primary concern at the moment is the corporate market. While we remain positive on the sector considering its sound fundamentals, we are also cognizant of the need to focus on quality in an effort to avoid the impact of adverse single-company events.

We would like to emphasize that our portfolio of short-term bonds is designed to be less volatile than one made up of long-term securities. Short-term bonds provide income that can help reduce losses in principal. While money market funds are more stable, the yields on short-term bonds are normally higher and offer a sound alternative for investors without a need for instant cash.

As always, we will continue to monitor bond market conditions closely and look for opportunities as they become available in a changing economic environment.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Edward A. Wiese
President and chairman of the fund’s Investment Advisory Committee

December 15, 2006

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF FIXED-INCOME INVESTING

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of two years would fall about 2% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Fed funds rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Lehman Brothers 1-3 Year U.S. Government/Credit Index: A total return index that incorporates all bonds in both the Treasury Bond Index and the Agency Bond Index, as well as U.S. corporate and some foreign debentures and secured notes, with maturities of one to three years.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments †

(Amounts in 000s)

	Shares/$ Par	Value
CORPORATE BONDS 24.9%		
Automotive 0.4%		
DaimlerChrysler, VR, 5.82%, 8/3/09	1,290	1,292
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	845	826
		2,118
Banking 3.5%		
Bank of America, 5.25%, 2/1/07	1,075	1,075
Citigroup, 3.625%, 2/9/09	1,820	1,773
HBOS Treasury Services, 3.125%, 1/12/07 (1)	1,230	1,226
Islandsbanki, VR, 5.534%, 10/15/08 (1)	1,445	1,445
JPMorgan Chase, 3.125%, 12/11/06	890	890
KeyBank, 4.412%, 3/18/08	385	382
Keycorp, 4.70%, 5/21/09	320	318
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	765	747
Marshall & Ilsley Bank, 2.625%, 2/9/07	480	477
Marshall & Ilsley Bank, 3.80%, 2/8/08	1,265	1,248
Marshall & Ilsley Bank, 4.125%, 9/4/07	330	327
Regions Bank, 2.90%, 12/15/06	865	864
Swedish Export Credit, 2.875%, 1/26/07	925	922
U.S. Bank, 2.87%, 2/1/07	2,120	2,111
Wachovia, VR, 5.41%, 7/20/07	460	460
Wells Fargo, 4.20%, 1/15/10	2,710	2,649
World Savings Bank, 4.125%, 12/15/09	2,070	2,024
		18,938
Beverages 0.5%		
Sabmiller, 6.20%, 7/1/11 (1)	2,400	2,478
		2,478

Broadcasting 0.3%		
Viacom, 5.75%, 4/30/11 (2)	1,430	1,441
		1,441
Building & Real Estate 0.5%		
Centex, 4.55%, 11/1/10	530	515
D.R. Horton, 4.875%, 1/15/10	520	510
Lennar, VR, 6.14%, 3/19/09	505	505
Pulte Homes, 4.875%, 7/15/09	1,020	1,010
		2,540
Cable Operators 0.3%		
Comcast Cable Communications, 8.375%, 5/1/07	1,845	1,866
		1,866
Chemicals 0.0%		
Lubrizol, 5.875%, 12/1/08	30	30
		30
Computer Service & Software 1.0%		
IBM, 3.80%, 2/1/08	1,305	1,287
Oracle, 5.00%, 1/15/11	4,120	4,108
		5,395
Conglomerates 0.3%		
GE Capital, 5.00%, 6/15/07	920	918
Hutchison Whampoa Finance, 6.95%, 8/1/07 (1)	690	698
		1,616
Consumer Products 0.1%		
Whirlpool, 6.125%, 6/15/11	755	776
		776

Diversified Chemicals 0.2%		
Praxair, 4.75%, 7/15/07	1,215	1,211
		1,211
Drugs 0.5%		
Genentech, 4.40%, 7/15/10	1,890	1,858
Merck, 2.50%, 3/30/07	720	713
		2,571
Energy 0.3%		
Premcor Refunding Group, 6.75%, 2/1/11	1,595	1,674
		1,674
Exploration & Production 0.3%		
Encana, 4.60%, 8/15/09	1,860	1,836
		1,836
Financial 1.7%		
CIT Group, 5.50%, 11/30/07	460	461
CIT Group, VR, 5.524%, 8/15/08	805	806
Countrywide Home Loans, 4.125%, 9/15/09	2,070	2,018
Household Finance, 5.75%, 1/30/07	1,325	1,326
International Lease Finance Corporation, 3.75%, 8/1/07	1,150	1,139
National Rural Utilities, 3.875%, 2/15/08	1,420	1,400
Residential Capital, VR, 6.474%, 4/17/09	820	829
SLM Corporation, VR, 4.94%, 4/1/09	1,535	1,469
		9,448
Food Processing 1.2%		
Bunge Limited Finance, 4.375%, 12/15/08	915	898
General Mills, 3.875%, 11/30/07	1,120	1,105
General Mills, 6.378%, 10/15/08	3,000	3,110

McCormick & Co., 3.35%, 4/15/09	765	736
McCormick & Co., 5.80%, 7/15/11	520	533
		6,382
Gaming 0.2%		
Harrah's Operating, 5.50%, 7/1/10	1,155	1,118
		1,118
Gas & Gas Transmission 1.1%		
Duke Capital, 7.50%, 10/1/09	1,920	2,034
Enterprise Products Operations, 4.00%, 10/15/07	1,175	1,161
Kinder Morgan, 6.50%, 9/1/12	1,875	1,898
Panhandle Eastern Pipeline, 2.75%, 3/15/07	920	913
		6,006
Health Care 0.6%		
Medtronic, 4.375%, 9/15/10	1,800	1,761
WellPoint, 5.00%, 1/15/11	1,520	1,513
		3,274
Insurance 0.9%		
AIG Sunamerica Global Financing XII, 5.30%, 5/30/07 (1)	530	530
Allstate Financial Global Funding, 5.25%, 2/1/07 (1)	690	690
ING Security Life Institutional Fund, 2.70%, 2/15/07 (1)	1,380	1,372
MassMutual Global Funding II, 3.25%, 6/15/07 (1)	985	976
Principal Life Income Funding, 5.20%, 11/15/10	535	539
Saint Paul Travelers Companies, 5.75%, 3/15/07	380	380
Travelers Property Casualty, 3.75%, 3/15/08	270	265
		4,752
Investment Dealers 0.7%		
Bear Stearns Companies, 5.50%, 8/15/11	2,030	2,063

Goldman Sachs, VR, 5.497%, 7/2/07	910	911
Merrill Lynch, VR, 4.979%, 3/2/09	1,075	1,049
		4,023
Manufacturing 0.6%		
3M Company, 5.125%, 11/6/09	925	932
Caterpillar Financial Services, 4.50%, 9/1/08	1,000	990
John Deere Capital, 3.90%, 1/15/08	1,215	1,200
		3,122
Media & Communications 0.7%		
Cox Enterprises, 4.375%, 5/1/08 (1)	945	930
News America Holdings, 7.375%, 10/17/08	1,890	1,956
Time Warner Entertainment, 7.25%, 9/1/08	945	976
		3,862
Metals 0.1%		
Alcoa, 4.25%, 8/15/07	750	744
		744
Metals & Mining 0.1%		
Rio Tinto, 2.625%, 9/30/08	485	464
		464
Other Telecommunications 0.1%		
Telus, 7.50%, 6/1/07	765	772
		772
Petroleum 1.4%		
Amerada Hess, 7.375%, 10/1/09	545	577
BP Canada Finance B.V., 3.375%, 10/31/07	415	408
Conoco Phillips Canada, 5.30%, 4/15/12	2,645	2,672

Devon Financing, 6.875%, 9/30/11	2,765	2,957
Pemex Project Funding Master Trust, VR, 6.69%, 6/15/10 (1)	1,075	1,104
		7,718
Publishing 0.5%		
Dun & Bradstreet, 5.50%, 3/15/11	2,700	2,732
		2,732
Railroads 0.1%		
Union Pacific, 5.75%, 10/15/07	615	617
		617
Real Estate Investment Trusts 1.0%		
Avalonbay Communities, 6.625%, 9/15/11	1,440	1,530
Simon Property Group, 4.60%, 6/15/10	2,565	2,527
Vornado Realty, 4.50%, 8/15/09	1,175	1,153
		5,210
Retail 0.1%		
Staples, 7.125%, 8/15/07	650	658
		658
Specialty Retailers 0.2%		
Home Depot, 3.75%, 9/15/09	810	785
		785
Supermarkets 0.2%		
Kroger, 7.80%, 8/15/07	765	777
Safeway, 4.125%, 11/1/08	445	436
		1,213
Telephones 1.5%		
AT&T, VR, 5.584%, 11/14/08	720	721

BellSouth, VR, 5.499%, 11/15/07	1,300	1,301
Deutsche Telekom International Finance, 3.875%, 7/22/08	1,115	1,093
France Telecom, STEP, 7.75%, 3/1/11	1,515	1,669
Telecom Italia Capital, 4.00%, 1/15/10	790	759
Telefonos de Mexico, 4.50%, 11/19/08	850	837
Verizon Global Funding, 7.25%, 12/1/10	1,765	1,901
		8,281
Transportation 0.2%		
Federal Express, 5.50%, 8/15/09	910	920
		920
Transportation Services 1.0%		
ERAC USA Finance Company, 7.95%, 12/15/09 (1)	1,085	1,163
GATX, 5.50%, 2/15/12	4,220	4,243
		5,406
Utilities 1.5%		
Alabama Power, 3.50%, 11/15/07	1,075	1,058
Appalachian Power, VR, 5.697%, 6/29/07	515	516
CE Electric UK Funding, 6.995%, 12/30/07 (1)	365	369
Centerpoint Energy, 5.875%, 6/1/08	1,765	1,778
Dominion Resources, 4.125%, 2/15/08	460	454
Niagara Mohawk Power, 7.75%, 10/1/08	340	355
NiSource Finance, VR, 5.94%, 11/23/09	1,000	1,000
Pepco Holdings, 5.50%, 8/15/07	765	765
Sempra Energy, VR, 5.845%, 5/21/08	835	835
Wisconsin Electric Power, 3.50%, 12/1/07	865	851
WPD Holdings, 6.875%, 12/15/07 (1)	415	421
		8,402

Wireless Communications 0.6%		
Sprint Capital, 7.625%, 1/30/11	1,845	1,998
Verizon Wireless, 5.375%, 12/15/06	1,165	1,165
		3,163
Wireline Communications 0.4%		
Telefonica Emisiones, 5.984%, 6/20/11	2,010	2,064
		2,064
Total Corporate Bonds (Cost $135,018)		135,626
ASSET-BACKED SECURITIES 10.1%		
Auto Backed 5.8%		
AmeriCredit Automobile Receivable Trust Series 2006-RM, Class A3 5.53%, 1/6/14	1,040	1,059
Bay View Auto Trust Series 2005-3, Class A4 5.01%, 6/25/14	1,890	1,887
Capital Auto Receivables Asset Trust Series 2004-1, Class A4 2.64%, 11/17/08	1,385	1,367
Capital Auto Receivables Asset Trust Series 2004-1, Class CTFS 2.84%, 9/15/10	1,075	1,058
Capital Auto Receivables Asset Trust Series 2006-1, Class B 5.26%, 10/15/10	435	436
Capital Auto Receivables Asset Trust Series 2006-SN1A, Class A4B, VR 5.44%, 3/20/10 (1)	1,650	1,649
Capital Auto Receivables Asset Trust Series 2006-SN1A, Class B 5.50%, 4/20/10 (1)	230	232

Chase Manhattan Auto Owner Trust Series 2003-A, Class A4 2.06%, 12/15/09	439	430
Franklin Auto Trust Series 2003-1 2.27%, 5/20/11	113	113
Hertz Vehicle Finance Series 2004-1, Class A2 2.38%, 5/25/08 (1)	4,171	4,139
Honda Auto Receivables Owner Trust Series 2003-5, Class A4 2.96%, 4/20/09	1,389	1,369
HSBC Automotive Trust Series 2006-2, Class A4 5.67%, 5/17/13	1,216	1,258
Hyundai Auto Receivables Trust Series 2003-A, Class A4 3.02%, 10/15/10	720	707
Hyundai Auto Receivables Trust Series 2004-A, Class A4 3.54%, 8/15/11	280	274
Hyundai Auto Receivables Trust Series 2006-A, Class A4 5.26%, 11/15/12	1,005	1,008
M & I Auto Loan Trust Series 2005-1, Class A4 4.86%, 3/21/11	1,008	1,007
Navistar Financial Owner Trust Series 2003-B, Class A3, VR 5.52%, 4/15/08	361	361
Nissan Auto Receivables Owner Trust Series 2004-A, Class A4 2.76%, 7/15/09	2,609	2,570
Onyx Acceptance Grantor Trust Series 2004-B, Class A4 3.89%, 2/15/11	305	302
Onyx Acceptance Grantor Trust Series 2005-A, Class A4 3.91%, 9/15/11	3,514	3,385

Triad Auto Receivables Owner Trust Series 2004-A, Class A4 2.50%, 9/13/10	412	405
Triad Auto Receivables Owner Trust Series 2006-B, Class A2 5.36%, 11/12/09	180	180
Triad Auto Receivables Owner Trust Series 2006-B, Class A3 5.41%, 8/12/11	863	870
USAA Auto Owner Trust Series 2004-1, Class A4 2.67%, 10/15/10	501	494
USAA Auto Owner Trust Series 2005-2, Class A4 4.17%, 2/15/11	1,748	1,722
USAA Auto Owner Trust Series 2005-3, Class A3 4.55%, 2/16/10	280	279
Volkswagen Auto Lease Trust Series 2005-A, Class A4 3.94%, 10/20/10	19	19
Volkswagen Auto Lease Trust Series 2006-A, Class A4 5.54%, 4/20/11	1,290	1,305
Wachovia Auto Owner Trust Series 2006-A, Class A4 5.38%, 3/20/13	1,208	1,221
WFS Financial Owner Trust Series 2004-2, Class C 3.20%, 11/21/11	184	181
World Omni Auto Receivables Trust Series 2005-A, Class A4 3.82%, 11/12/11	280	275
		31,562
Credit Card Backed 0.9%		
Bank One Issuance Trust Series 2004-A6, Class A6 3.94%, 4/16/12	280	274

Home Equity Loans Backed 1.4%		
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 6.64%, 12/25/28	704	707
Chase Funding Mortgage Loan Series 2002-4, Class 2A1, VR 5.69%, 10/25/32	157	157
Chase Funding Mortgage Loan Series 2003-3, Class 1A6 3.717%, 10/25/14	2,314	2,202
Credit Based Asset Services & Securitization Series 2005-CB5, Class AF2, VR 4.831%, 8/25/35	1,785	1,766
Credit Based Asset Services & Securitization Series 2006-CB3, Class AV3, VR 5.49%, 3/25/36	1,005	1,007
Residential Asset Mortgage Products Series 2003-RZ2, Class A1, CMO, VR 3.60%, 4/25/33	428	414
Residential Asset Mortgage Products Series 2004-RZ4, Class A3, VR 5.72%, 12/25/34	1,389	1,400
Sovereign Bank Home Equity Loan Trust Series 2000-1, Class A6 7.25%, 2/25/15	59	60
		7,713
Miscellaneous Receivables 0.1%		
Aesop Funding II Series 2003-5A, Class A1 2.78%, 12/20/07 (1)	361	360
		360
Motorcycles 0.3%		
Harley-Davidson Motorcycle Trust Series 2003-3, Class A2 2.76%, 5/15/11	884	870

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.6%

Commercial Mortgage Backed Securities 4.7%

Banc of America Commercial Mortgage Series 2003-1, Class A1, CMO 3.878%, 9/11/36	632	611
Banc of America Commercial Mortgage Series 2004-6, Class A1, CMO 3.801%, 12/10/42	75	74
Banc of America Commercial Mortgage Series 2006-6, Class A1, CMO 5.226%, 12/10/16	2,665	2,682
Bear Stearns Commercial Mortgage Securities Series 1998-C1, Class A2, CMO 6.44%, 6/16/30	715	725
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class A1, CMO 3.688%, 11/11/41	39	38
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class A1, CMO 4.498%, 9/11/42	2,199	2,174
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A1, CMO, VR 5.546%, 9/11/38	1,149	1,159
Citigroup Commercial Mortgage Trust Series 2004-C2, Class A1, CMO 3.787%, 10/15/41	37	36
Credit Suisse First Boston Mortgage Securities Series 2005-C1, Class A2, CMO 4.609%, 2/15/38	2,825	2,786
Credit Suisse Mortgage Capital Series 2006-C4, Class A1, CMO 4.771%, 9/15/39	1,177	1,171
DLJ Commercial Mortgage Series 1999-CG2, Class A1B, CMO 7.30%, 6/10/32	890	930
GE Capital Commercial Mortgage Series 2005-C4, Class A1, CMO 5.082%, 11/10/45	606	607

Greenwich Capital Commercial Funding Series 2004-GG1A, Class A2, CMO 3.835%, 6/10/36	580	575
Greenwich Captial Commercial Funding Series 2005-GG3, Class A2, CMO 4.305%, 8/10/42	2,560	2,506
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class A1,CMO 4.613%, 10/15/42	376	372
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB17, Class A1, CMO, VR 5.279%, 12/12/43	2,370	2,384
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A1, CMO 3.636%, 11/15/27	929	906
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2, CMO 3.246%, 3/15/29	2,550	2,452
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A1, CMO 5.018%, 2/15/31	1,509	1,509
Morgan Stanley Capital I Series 2006-T23, Class A1, CMO 5.682%, 8/12/41	1,254	1,272
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A1, CMO 5.38%, 1/15/39	470	472
		25,441
Whole Loans Backed 1.9%		
Bank of America Mortgage Securities Series 2003-L, Class 2A2, CMO, VR 4.263%, 1/25/34	1,774	1,750
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, VR 4.121%, 2/25/34	496	486
Bank of America Mortgage Securities Series 2004-H, Class 2A2, CMO, VR 4.754%, 9/25/34	1,140	1,129

Citigroup Mortgage Loan Trust Series 2006-AR1, Class 2A1, VR 4.70%, 8/27/35	1,376	1,361
Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1AB 5.591%, 3/25/36	308	308
GSR Mortgage Loan Trust Series 2005-AR6, Class 3A1, VR 4.561%, 9/25/35	709	702
Washington Mutual Mortgage Securities Series 2004-AR1, Class A, CMO, VR 4.229%, 3/25/34	1,030	1,011
Washington Mutual Mortgage Securities Series 2005-4, Class CB1, CMO, VR 5.50%, 6/25/35	62	62
Washington Mutual Mortgage Securities Series 2005-AR3, Class A2, CMO, VR 4.642%, 3/25/35	468	463
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, VR 4.547%, 3/25/35	478	472
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR16, Class A1, CMO, VR 5.702%, 10/25/36	2,330	2,342
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2. Class 3A1, CMO, VR 4.941%, 3/25/35	594	589
		10,675
Total Non-U.S. Government Mortgage-Backed Securities (Cost $36,005)		36,116

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 22.8%

U.S. Government Agency Obligations (3) 21.8%

Fannie Mae Benchmark REMIC, CMO, 5.50%, 5/25/14	5,240	5,255
Federal Home Loan Mortgage 4.50%, 10/1/07	452	450

5.00%, 10/1/18 - 11/1/18	2,537	2,518
5.50%, 12/1/17	868	875
6.00%, 11/1/11 - 8/1/21	4,544	4,624
Federal Home Loan Mortgage, ARM		
4.098%, 2/1/34	79	79
4.197%, 2/1/33	29	29
4.715%, 8/1/35	648	633
4.842%, 11/1/34	620	613
4.959%, 10/1/33	18	18
5.061%, 11/1/35	320	317
5.143%, 1/1/36	2,548	2,558
5.428%, 1/1/36	168	168
6.067%, 10/1/36	2,555	2,580
Federal Home Loan Mortgage, CMO		
4.00%, 1/15/22	1,271	1,256
5.00%, 1/15/19 - 1/15/28	16,726	16,607
5.50%, 8/15/13	4,873	4,854
5.75%, 7/15/11	5,000	5,008
6.00%, 9/15/13 - 1/15/30	12,999	13,253
6.50%, 11/15/20 - 8/15/30	2,560	2,625
Federal Home Loan Mortgage, PTC		
4.78%, 10/27/31	17	17
11.25%, 10/1/09	1	1
12.50%, 11/1/09	1	1
Federal National Mortgage Assn.		
4.50%, 5/1/18 - 8/1/20	10,874	10,604
5.00%, 1/1/09 - 5/1/21	12,319	12,226
5.50%, 5/1/16 - 12/1/34	7,529	7,583
5.82%, 2/1/09	78	78
6.00%, 7/1/13 - 2/1/29	5,277	5,371

6.50%, 9/1/12 - 4/1/14	1,389	1,421
7.00%, 10/1/23	27	28
Federal National Mortgage Assn., ARM		
3.818%, 10/1/33	3,307	3,298
3.92%, 1/1/35	118	117
3.95%, 2/1/33	34	34
4.39%, 12/1/32	378	380
4.427%, 7/1/34	51	51
4.521%, 10/1/32	111	111
4.631%, 9/1/35	1,125	1,098
4.921%, 9/1/32	427	430
4.987%, 1/1/34	175	175
5.117%, 7/1/33	27	27
5.32%, 12/1/35	275	275
5.357%, 12/1/35	323	324
5.517%, 12/1/35	485	486
5.527%, 7/1/27	16	16
5.674%, 1/1/36	323	326
5.695%, 12/1/35	161	162
Federal National Mortgage Assn., CMO		
3.50%, 4/25/13	2,089	2,053
4.00%, 5/25/16	668	652
4.50%, 6/25/13	600	594
5.00%, 5/25/16 - 1/25/20	1,156	1,147
5.50%, 6/25/10 - 5/25/27	3,037	3,042
5.875%, 9/25/28	35	35
9.00%, 1/25/08	28	28
Federal National Mortgage Assn., CMO, VR, 5.61%, 1/25/32	17	17
Freddie Mac Stated Final, CMO		
2.37%, 12/15/09	862	839

3.32%, 12/15/11	1,461	1,401
4.00%, 12/15/22	31	31
		118,794

U.S. Government Obligations 1.0%

Government National Mortgage Assn.		
4.50%, 4/15/18 - 6/15/18	2,489	2,451
6.00%, 7/15/16 - 12/15/32	891	908
6.50%, 5/15/09	258	260
7.00%, 9/15/12 - 12/15/13	221	226
8.50%, 8/15/16 - 1/20/28	727	773
9.00%, 4/15/09 - 8/15/25	436	467
9.50%, 8/15/21 - 12/15/21	173	188
10.50%, 4/15/13	31	33
13.50%, 5/15/11 - 7/15/11	3	3
Government National Mortgage Assn., CMO, Project Loans 4.287%, 1/16/30	47	48
		5,357

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $123,624)		124,156

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 12.4%

U.S. Government Agency Obligations (3) 7.9%

Federal Agriculture Mortgage, 4.25%, 7/29/08	37	37
Federal Farm Credit Bank, 1.875%, 1/16/07	4,635	4,616
Federal Home Loan Bank, 3.875%, 1/15/10	2,640	2,579
Federal Home Loan Bank, 5.125%, 8/8/08	5,000	5,022
Federal Home Loan Mortgage, 3.55%, 11/15/07	1,600	1,578
Federal Home Loan Mortgage, 4.00%, 12/15/09 (2)	3,075	3,013
Federal Home Loan Mortgage, 4.25%, 7/15/09	2,640	2,609

Federal Home Loan Mortgage, 4.625%, 2/21/08 (2)	690	687
Federal Home Loan Mortgage, 5.00%, 9/16/08 (2)	5,000	5,014
Federal Home Loan Mortgage, 5.125%, 4/18/08	100	100
Federal Home Loan Mortgage, 5.50%, 4/24/09	340	340
Federal National Mortgage Assn., 3.25%, 8/15/08	2,180	2,124
Federal National Mortgage Assn., 3.31%, 1/26/07	255	254
Federal National Mortgage Assn., 3.53%, 10/19/07	190	188
Federal National Mortgage Assn., 4.25%, 7/15/07	35	35
Federal National Mortgage Assn., 5.00%, 9/15/08	5,000	5,014
Federal National Mortgage Assn., 5.10%, 12/29/08	265	265
Federal National Mortgage Assn., 5.25%, 12/3/07	4,800	4,811
Federal National Mortgage Assn., 5.25%, 1/15/09 (2)	85	86
Federal National Mortgage Assn., 6.375%, 6/15/09 (2)	2,640	2,742
Federal National Mortgage Assn., VR, 4.96%, 2/17/09	1,860	1,818
		42,932
U.S. Treasury Obligations 4.5%		
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13 (2)	1,983	1,945
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08 (2)	1,947	1,962
U.S. Treasury Notes, 2.625%, 3/15/09	2,400	2,301
U.S. Treasury Notes, 3.125%, 10/15/08 (2)	3,500	3,408
U.S. Treasury Notes, 3.375%, 11/15/08 (2)	2,400	2,345
U.S. Treasury Notes, 3.50%, 5/31/07 (2)	1,690	1,678
U.S. Treasury Notes, 3.875%, 9/15/10 (2)	105	103
U.S. Treasury Notes, 4.125%, 8/15/08	75	74
U.S. Treasury Notes, 4.25%, 10/31/07 (2)	3,475	3,455
U.S. Treasury Notes, 4.25%, 11/30/07 (2)	90	89
U.S. Treasury Notes, 4.25%, 11/15/13 (2)	630	623
U.S. Treasury Notes, 4.375%, 1/31/08 (2)	90	90
U.S. Treasury Notes, 4.50%, 2/15/09 (2)	6,430	6,420

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, open-end management investment company. The fund commenced operations on September 29, 2006. The fund is available for investment only by mutual funds and college savings plans managed by T. Rowe Price Associates, Inc. (Price Associates) and/or its affiliates, and is not available for direct purchase by members of the public. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

In-Kind Subscriptions Under certain circumstances and when considered in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the period ended November 30, 2006, the fund accepted $256,748,000 of in-kind subscriptions from other T. Rowe Price funds.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Unrealized gains and losses on forward currency exchange contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncements In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management is evaluating the anticipated impact on the fund from FIN 48, which is effective for the fund’s fiscal year beginning June 1, 2007.

In September 2006, the Financial Accounting Standards Board (“FASB”) released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts During the period ended November 30, 2006, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

TBA Purchase Commitments During the period ended November 30, 2006, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2006, the value of loaned securities was $33,515,000; aggregate collateral consisted of $35,108,000 in the money market pooled trust.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $87,831,000 and $8,434,000, respectively, for the period ended November 30, 2006. Purchases and sales of U.S. government securities aggregated $105,474,000 and $1,328,000, respectively, for the period ended November 30, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2006.

At November 30, 2006, the cost of investments for federal income tax purposes was $576,799,000. Net unrealized gain aggregated $1,520,000 at period-end, of which $1,680,000 related to appreciated investments and $160,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At November 30, 2006, no shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated to the fund under these special servicing agreements are borne by Price Associates, pursuant to its all-inclusive fee agreement. At November 30, 2006, none of the outstanding shares of the fund were held by the Spectrum Funds and 100% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the period ended November 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $943,000, and the value of shares of the T. Rowe Price Reserve Funds held at November 30, 2006, was $91,653,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 16, 2007